SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Patient service fees	$ 657,717
Histology service fees	121,301
Medical director fees	3,103
Other receivables	29,553	10,489
Total accounts and other receivables, net	$ 811,674	$ 10,489